Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated May 22, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.47%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.96%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.17%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital Income Builder Fund Class A
1 year	3 years	5 years	10 years
$98	$415	$754	$1,714

JNL/American Funds Capital Income Builder Fund Class I
1 year	3 years	5 years	10 years
$67	$321	$594	$1,375

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital World Bond Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.59%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.07%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.29%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.77%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital World Bond Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital World Bond Fund Class A
1 year	3 years	5 years	10 years
$109	$451	$817	$1,845

JNL/American Funds Capital World Bond Fund Class I
1 year	3 years	5 years	10 years
$79	$358	$658	$1,511

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds New World Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	2.11%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.28%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.81%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds New World Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$130	$581	$1,058	$2,376

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$100	$489	$902	$2,058

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.36%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table in the entirety and replace with the following:

JNL/RAFI® Multi-Factor U.S. Equity Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456

JNL/American Funds Capital Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated May 22, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.47%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.96%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.17%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital Income Builder Fund Class A
1 year	3 years	5 years	10 years
$98	$415	$754	$1,714

JNL/American Funds Capital Income Builder Fund Class I
1 year	3 years	5 years	10 years
$67	$321	$594	$1,375

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 27, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
JNL/American Funds Capital Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.02%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1],[3]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.96%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	415
5 years	rr_ExpenseExampleYear05	754
10 years	rr_ExpenseExampleYear10	$ 1,714
JNL/American Funds Capital Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.02%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[3]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[1],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.66%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	321
5 years	rr_ExpenseExampleYear05	594
10 years	rr_ExpenseExampleYear10	$ 1,375
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated May 22, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital World Bond Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.59%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.07%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.29%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.77%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital World Bond Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital World Bond Fund Class A
1 year	3 years	5 years	10 years
$109	$451	$817	$1,845

JNL/American Funds Capital World Bond Fund Class I
1 year	3 years	5 years	10 years
$79	$358	$658	$1,511

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 27, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1],[3]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[1],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.07%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 109
3 years	rr_ExpenseExampleYear03	451
5 years	rr_ExpenseExampleYear05	817
10 years	rr_ExpenseExampleYear10	$ 1,845
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1],[3]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[1],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.77%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	358
5 years	rr_ExpenseExampleYear05	658
10 years	rr_ExpenseExampleYear10	$ 1,511
JNL/AMERICAN FUNDS NEW WORLD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated May 22, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds New World Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	2.11%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.28%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.81%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds New World Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$130	$581	$1,058	$2,376

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$100	$489	$902	$2,058

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 27, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
JNL/AMERICAN FUNDS NEW WORLD FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[1],[3]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.83%	[1],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.28%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 130
3 years	rr_ExpenseExampleYear03	581
5 years	rr_ExpenseExampleYear05	1,058
10 years	rr_ExpenseExampleYear10	$ 2,376
JNL/AMERICAN FUNDS NEW WORLD FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.64%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1],[3]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.83%	[1],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.98%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	489
5 years	rr_ExpenseExampleYear05	902
10 years	rr_ExpenseExampleYear10	$ 2,058
JNL/RAFI Multi-Factor U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated May 22, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.36%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table in the entirety and replace with the following:

JNL/RAFI® Multi-Factor U.S. Equity Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
JNL/RAFI Multi-Factor U.S. Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[3]
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	116
5 years	rr_ExpenseExampleYear05	202
10 years	rr_ExpenseExampleYear10	$ 456

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[5]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").